INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory
INVENTORY

19.	INVENTORY

	2022	2021

Finished goods	4,094.0	3,626.7
Work in progress	845.7	672.5
Raw materials and consumables	6,798.3	5,306.2
Spare parts and others	986.9	906.8
Prepayments	358.3	645.9
Impairment losses	(160.2)	(157.8)
Total	12,923.0	11,000.3

The changes in impairment losses on inventory, are as follows:

At December 31, 2020	(141.1)
Effects of movements in foreign exchange in the balance sheet	(2.0)
Provisions	(191.6)
Write-off	176.9
At December 31, 2021	(157.8)
Effects of movements in foreign exchange in the balance sheet	17.8
Provisions	(305.8)
Write-off	285.6
At December 31, 2022	(160.2)